Post-employment benefits - Plan assets allocation (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	€ 499	€ 590
Plan assets [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	1,122	1,380	€ 1,403
Plan assets [member] | Assets quoted in active market [Member]
Post-employment benefits [Line Items]
Debt instruments, amount contributed to fair value of plan assets	560	790
Equity instruments, amount contributed to fair value of plan assets	101
Other assets, amount contributed to fair value of plan assets	203	195
Plan assets [member] | Assets not quoted in active market [Member]
Post-employment benefits [Line Items]
Debt instruments, amount contributed to fair value of plan assets		1
Equity instruments, amount contributed to fair value of plan assets		122
Other assets, amount contributed to fair value of plan assets	€ 258	€ 272